Stockholders' Equity (Details 7) - Common Stock Warrants [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning	1,127,203	691.971		404,562
Issued		436,080		287,409
Terminated		(848)
Outstanding at ending	1,127,203	1,127,203		691.971
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning	$ 19.80	$ 24.00	[1]	$ 23.70	[1]
Issued		13.50		29.40
Terminated		240.00
Outstanding at ending	$ 19.80	$ 19.80		$ 24.00	[1]

[1]	The weighted-average exercise price reflects exercise prices adjustments triggered by the December 2014 and December 2015 Private Placements described above.